Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000028342
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 12,236	$ 14,971	$ 17,032	$ 21,024	$ 29,248	$ 23,478	$ 28,601	$ 37,697	$ 42,427	$ 46,278
C000028338
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,575		11,689	14,264	16,186	19,930	27,660	22,149	26,909	35,383	39,724	43,222
C000028341
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		12,114	14,675	16,530	20,197	27,821	22,111	26,662	34,798	38,776	41,873
C000028345
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		12,242	14,976	17,038	21,028	29,247	23,470	28,592	37,673	42,365	46,194
C000159956
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		12,253	15,001	17,082	21,102	29,377	23,597	28,764	37,941	42,710	46,615
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,042	14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,042	14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,042	14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		12,042	14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	$ 10,000		$ 12,042	$ 14,753	$ 16,458	$ 20,290	$ 28,913	$ 23,485	$ 29,851	$ 39,846	$ 46,707	$ 54,976